Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Legg Mason Diversified Growth Portfolio

Supplement dated July 24, 2014 to the Prospectus,
dated April 28, 2014, of Advanced Series Trust
This supplement should be read in conjunction with your Advanced Series Trust (the Trust) Prospectus (the Prospectus), dated April 28, 2014, and should be retained for future reference. The AST Legg Mason Diversified Growth Portfolio (the Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	Operational Date

The planned effective operational date of the Portfolio has been changed to November 24, 2014.

To reflect this change, the Prospectus is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Management Fee	0.89%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses[1]	0.07%
Acquired Fund Fees and Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement[2]	-0.12%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.07%

[1] The Portfolio will commence operations on or about November 24, 2014. Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ending December 31, 2014.

[2] Prudential Investments LLC (the Manager) has contractually agreed to waive a portion of its investment management fee/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadviser, and excluding taxes, interest, and brokerage commissions) do not exceed 1.07% of the Portfolio’s average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Trust’s Board of Trustees.

B.	Acquisition of QS Investors Holdings, LLC

Effective May 30, 2014, Legg Mason Inc. (Legg Mason) acquired all of the membership interests of QS Investors Holdings, LLC, the parent company of QS Investors, LLC (“QS Investors”), which is now a wholly-owned subsidiary of Legg Mason, with the intention of integrating Legg Mason Global Asset Allocation, LLC (“LMGAA”) and Batterymarch Financial Management, Inc. (“Batterymarch”) into QS Investors over time. In connection with the acquisition, effective June 30, 2014, the name of LMGAA has been changed to QS Legg Mason Global Asset Allocation, LLC, and the name of Batterymarch has been changed to QS Batterymarch Financial Management Inc.

To reflect these changes, the Prospectus is revised as follows:

I.	All references to Legg Mason Global Asset Allocation, LLC are hereby replaced with QS Legg Mason Global Asset Allocation, LLC (LMGAA).

II.	All references to Batterymarch Financial Management Inc. are hereby replaced with QS Batterymarch Financial Management Inc. (Batterymarch).

C.	New Subadvisory Arrangement

The Board of Trustees of the Trust recently approved adding Western Asset Management Company Limited as a subadviser to the Portfolio. This change will be effective on or about November 24, 2014.

To reflect this change, the Prospectus is revised as follows:

I.	All references to Western Asset Management Company are revised to Western Asset Management Company/Western Asset Management Company Limited (together, Western Asset).

AST Legg Mason Diversified Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Legg Mason Diversified Growth Portfolio

Supplement dated July 24, 2014 to the Prospectus,
dated April 28, 2014, of Advanced Series Trust
This supplement should be read in conjunction with your Advanced Series Trust (the Trust) Prospectus (the Prospectus), dated April 28, 2014, and should be retained for future reference. The AST Legg Mason Diversified Growth Portfolio (the Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	Operational Date

The planned effective operational date of the Portfolio has been changed to November 24, 2014.

To reflect this change, the Prospectus is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Management Fee	0.89%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses[1]	0.07%
Acquired Fund Fees and Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement[2]	-0.12%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.07%

[1] The Portfolio will commence operations on or about November 24, 2014. Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ending December 31, 2014.

[2] Prudential Investments LLC (the Manager) has contractually agreed to waive a portion of its investment management fee/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadviser, and excluding taxes, interest, and brokerage commissions) do not exceed 1.07% of the Portfolio’s average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Trust’s Board of Trustees.

B.	Acquisition of QS Investors Holdings, LLC

Effective May 30, 2014, Legg Mason Inc. (Legg Mason) acquired all of the membership interests of QS Investors Holdings, LLC, the parent company of QS Investors, LLC (“QS Investors”), which is now a wholly-owned subsidiary of Legg Mason, with the intention of integrating Legg Mason Global Asset Allocation, LLC (“LMGAA”) and Batterymarch Financial Management, Inc. (“Batterymarch”) into QS Investors over time. In connection with the acquisition, effective June 30, 2014, the name of LMGAA has been changed to QS Legg Mason Global Asset Allocation, LLC, and the name of Batterymarch has been changed to QS Batterymarch Financial Management Inc.

To reflect these changes, the Prospectus is revised as follows:

I.	All references to Legg Mason Global Asset Allocation, LLC are hereby replaced with QS Legg Mason Global Asset Allocation, LLC (LMGAA).

II.	All references to Batterymarch Financial Management Inc. are hereby replaced with QS Batterymarch Financial Management Inc. (Batterymarch).

C.	New Subadvisory Arrangement

The Board of Trustees of the Trust recently approved adding Western Asset Management Company Limited as a subadviser to the Portfolio. This change will be effective on or about November 24, 2014.

To reflect this change, the Prospectus is revised as follows:

I.	All references to Western Asset Management Company are revised to Western Asset Management Company/Western Asset Management Company Limited (together, Western Asset).